Portfolio of Investments
Columbia Select International Equity Fund, May 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 2.2%
CSL Ltd.	26,837	4,970,045
Canada 1.3%
Suncor Energy, Inc.	171,741	2,952,471
China 0.0%
China Milk Products Group Ltd.(a),(b),(c)	7,426,000	5
Denmark 5.8%
Novo Nordisk A/S, Class B	141,949	9,298,324
Ørsted A/S	33,201	3,904,596
Total		13,202,920
France 8.0%
Airbus Group SE(b)	50,596	3,233,440
EssilorLuxottica SA(b)	28,077	3,654,167
L’Oreal SA(b)	10,775	3,160,432
Pernod Ricard SA	17,818	2,776,699
Total SA	42,771	1,621,911
Worldline SA(b)	49,156	3,690,943
Total		18,137,592
Germany 5.8%
Adidas AG(b)	14,183	3,761,439
Deutsche Telekom AG, Registered Shares(b)	365,030	5,728,650
Knorr-Bremse AG	35,614	3,771,971
Total		13,262,060
Hong Kong 1.1%
AIA Group Ltd.	316,400	2,596,310
India 0.9%
HDFC Bank Ltd.	156,000	1,975,297
Indonesia 0.7%
PT Bank Rakyat Indonesia Persero Tbk	8,321,400	1,684,956
Ireland 3.6%
CRH PLC	250,410	8,063,631
Japan 32.7%
Capcom Co., Ltd.	221,700	7,844,477
Daikin Industries Ltd.	36,200	5,330,278
Hoya Corp.	59,900	5,636,198
Common Stocks (continued)
Issuer	Shares	Value ($)
Keyence Corp.	13,000	5,354,689
Koito Manufacturing Co., Ltd.	69,700	2,964,604
Kubota Corp.	298,300	4,016,919
Nihon M&A Center, Inc.	150,100	6,049,124
Nintendo Co., Ltd.	7,100	2,886,710
Pigeon Corp.	60,100	2,350,093
Recruit Holdings Co., Ltd.	131,700	4,536,662
Rohm Co., Ltd.	64,000	4,335,340
SCSK Corp.	99,600	4,892,157
Terumo Corp.	174,100	6,848,005
Toyota Motor Corp.	109,800	6,919,853
Yaskawa Electric Corp.	113,700	4,101,413
Total		74,066,522
Malta 0.0%
BGP Holdings PLC(a),(b),(c)	2,232,232	2
Netherlands 5.1%
ASML Holding NV	23,125	7,575,284
ING Groep NV	597,887	3,887,225
Total		11,462,509
South Korea 0.9%
Samsung Electronics Co., Ltd.	47,743	1,966,347
Spain 1.0%
Industria de Diseno Textil SA	83,703	2,331,417
Sweden 3.4%
Atlas Copco AB, Class A	75,766	2,996,921
Hexagon AB, Class B(b)	86,036	4,771,766
Total		7,768,687
Switzerland 12.7%
Nestlé SA, Registered Shares	99,667	10,821,549
Roche Holding AG, Genusschein Shares	36,073	12,521,724
Sika AG	32,021	5,500,890
Total		28,844,163
Columbia Select International Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select International Equity Fund, May 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 11.9%
3i Group PLC	396,859	4,061,240
DCC PLC	31,689	2,658,176
Ferguson PLC	37,894	2,988,625
HSBC Holdings PLC	804,701	3,705,910
Legal & General Group PLC	1,705,927	4,211,819
RELX PLC	139,628	3,222,328
Rio Tinto PLC	56,943	3,088,270
TechnipFMC PLC	239,589	1,772,420
Whitbread PLC	43,117	1,352,300
Total		27,061,088
Total Common Stocks (Cost $198,221,854)		220,346,022

Rights 0.1%
Issuer	Shares	Value ($)
United Kingdom 0.1%
Whitbread PLC(b)	21,558	266,774
Total Rights (Cost $466,411)		266,774

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(d),(e)	5,506,297	5,506,847
Total Money Market Funds (Cost $5,505,181)		5,506,847
Total Investments in Securities (Cost $204,193,446)		226,119,643
Other Assets & Liabilities, Net		755,142
Net Assets		$226,874,785

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2020, the total value of these securities amounted to $7, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at May 31, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	10,342,696	12,517,385	(17,354,772)	1,538	5,506,847	(2,656)	14,835	5,506,297
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Merger
In February 2020, the Board of Trustees approved a proposal to reorganize Columbia Select International Equity Fund with and into Columbia Acorn International Select (the Reorganization). The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. A proxy statement/prospectus has been distributed to shareholders in April 2020, and a joint meeting of shareholders to consider the Reorganization will be held in June 2020. If approved by shareholders, the Reorganization is expected to occur shortly thereafter and is expected to be a tax-free reorganization for U.S. federal income tax purposes. Fund shareholders will not pay any sales charges as a result of the Reorganization.
2	Columbia Select International Equity Fund | Quarterly Report 2020